1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Fair Value Measurements (Details) - USD ($)			12 Months Ended
		Jul. 24, 2012	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Combination, Consideration Transferred		$ 3,662,115
Loss on change in fair value of contingent consideration	[1]		$ (54,185)	$ (83,189)	$ (154,137)
Prolieve
Loss on change in fair value of contingent consideration			54,185	$ 83,189	$ 154,137
Prolieve Thermodilatation System
Business Combination, Consideration Transferred			$ 2,500,000

[1]	See Note 2.